SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	Year ended December 31, 2017
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$64,837,042	$12,247,320	$25,853,288	$36,349	$102,973,999
Gross profit	$3,575,775	$7,031,670	$3,524,310	$—	$14,131,755

	Year ended December 31, 2018
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$48,784,766	$29,257,928	$18,544,164	$319,477	$96,906,335
Gross profit	$7,052,170	$17,673,474	$3,329,402	$14,701	$28,069,747

	Year ended December 31, 2019
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$90,096,551	$28,712,942	$69,751	$237,780	$119,117,024
Gross profit/(loss)	$17,571,303	$16,763,190	$(178,414)	$69,969	$34,226,048

Schedule of the Company's revenues generated by geographic location of customers

	Years ended December 31,
	2017	2018	2019
China	$67,533,887	$45,395,811	$24,470,827
United States	18,323,947	15,445,744	9,277,514
Romania	4,844,238	1,824,411	3,193,215
UK	7,271,370	31,169,458	3,853,687
Turkey	4,995,648	2,129,085	—
France	4,909	941,826	730,962
Poland	—	—	59,884,835
Hungary	—	—	17,705,984
Total	$102,973,999	$96,906,335	$119,117,024